Operations and Reorganization - Risks in relation to the VIE structure (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2013 CNY (¥)
Risks in relation to the VIE structure
Cash and cash equivalents	$ 39,590			¥ 209,774	¥ 274,873	$ 6,751	¥ 46,873	¥ 61,502
Prepaid expenses and other current assets	9,472				65,766		42,130
Property and equipment, net	5,988				41,576		25,012
Other assets	773				5,367		3,626
Total assets	111,699				775,527		291,550
Deferred revenue, current	94,111				653,413		264,411
Deferred revenue, non-current	4,855				33,706		7,765
Accrued expenses and other current liabilities	23,984				166,524		84,323
Taxes payable	2,725				18,923		20,314
Other non-current liabilities	276				1,918		674
Total liabilities	125,984				874,710		377,867
Net revenues	60,245	¥ 418,281	¥ 154,675	52,210
Net loss	(74,144)	(514,778)	(327,086)	(101,702)
Net cash provided by operating activities	4,137	28,725	(104,020)	(15,461)
Net cash used in investing activities	(36,312)	(252,113)	(192,884)	(7,814)
Net cash provided by financing activities	61,140	424,494	125,574	169,724
Net increase/(decrease) in cash and cash equivalents	32,839	228,000	(162,901)	148,272
Accumulated deficit	$ 168,943				1,172,976		569,962
Dasheng Zhixing and Zhishi Training
Risks in relation to the VIE structure
Cash and cash equivalents					153,543		26,731
Prepaid expenses and other current assets					33,353		11,391
Amounts due from inter-company entities					172,902		87,040
Property and equipment, net					15,320		9,191
Other assets					10,552		8,013
Total assets					385,670		142,366
Deferred revenue, current					653,413		264,411
Deferred revenue, non-current					33,706		7,765
Accrued expenses and other current liabilities					80,572		50,134
Taxes payable					2,409		6,631
Amounts due to inter-company entities					200,528		121,730
Total liabilities					970,628		450,671
Net revenues		418,281	154,675	52,210
Net loss		(293,443)	(198,527)	(92,170)
Net cash provided by operating activities		167,663	21,567	10,932
Net cash used in investing activities		(40,851)	(10,230)	(4,799)
Net cash provided by financing activities			927
Net increase/(decrease) in cash and cash equivalents		126,812	12,264	6,133
Dasheng Zhixing
Risks in relation to the VIE structure
Registered capital					1,143		1,143
Philippines Co I
Risks in relation to the VIE structure
Cash and cash equivalents					1,924		1,453
Prepaid expenses and other current assets					1,277		1,751
Amounts due from inter-company entities					1,651		2,534
Property and equipment, net							952
Other assets							498
Total assets					4,852		7,188
Accrued expenses and other current liabilities					1,736		1,544
Taxes payable					11,859		12,029
Amounts due to inter-company entities							2,502
Other non-current liabilities					251
Total liabilities					13,846		16,075
Net revenues		5,507	26,973	39,949
Net loss		(2,024)	(3,260)	(6,181)
Net cash provided by operating activities		(250)	1,186	2,082
Net cash used in investing activities		700	(92)	(2,344)
Effect of exchange		21	114	(47)
Net increase/(decrease) in cash and cash equivalents		¥ 471	¥ 1,208	¥ (309)
VIEs
Risks in relation to the VIE structure
Accumulated deficit					¥ 616,993		¥ 320,229